7. Intangible Assets (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

	September 30, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Net book value
Betting platform software	$6,149,537	$(1,711,119)	$4,438,418	$4,745,895
Licenses	959,804	(948,171)	11,633	3,413
Location contracts	1,000,000	(1,000,000)	—	—
Customer relationships	8,145,927	(955,865)	7,190,062	7,538,533
Trademarks	1,536,586	(236,342)	1,300,244	1,413,887
Non-compete agreements	2,096,000	(633,167)	1,462,833	1,855,833
Websites	40,000	(40,000)	—	—
	$19,927,854	$(5,524,664)	$14,403,190	$15,557,561

	December 31, 2021				December 31, 2020
	Cost	Impairment charge	Accumulated amortization	Net book value	Net book value
Betting platform software	$6,149,537	$—	$(1,403,642)	$4,745,895	$4,673,314
Licenses	5,794,966	(4,827,914)	(963,639)	3,413	4,917,733
Location contracts	1,000,000	—	(1,000,000)	—	88,455
Customer relationships	8,145,927	—	(607,394)	7,538,533	509,237
Trademarks	1,537,817	—	(123,930)	1,413,887	68,843
Non-compete agreement	2,096,000	—	(240,167)	1,855,833	—
Websites	40,000	—	(40,000)	—	—
	$24,764,247	$(4,827,914)	$(4,378,772)	$15,557,561	$10,257,582

Intangible Assets - Amortization Expense
Amount
2021	$1,552,219
2022	1,548,806
2023	1,548,806
2024	1,308,640
2025	1,024,805
Total estimated amortization expense	$6,983,276